Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BondBloxx ETF Trust
Entity Central Index Key	0001879238
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000231820
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Industrial Sector ETF
Trading Symbol	XHYI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.26%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Core Industrial Index, which returned 7.55%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period, with some contribution from price gains, driven by declining yields. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the industrial sector, positive performance contribution was diversified across numerous bond issuers, with robust economic growth supporting a diverse set of sub-sectors, including basic industry, capital goods, and services.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Industrial Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Core Industrial Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,319	$8,795	$9,304
10/31/2023	$9,857	$8,826	$9,955
10/31/2024	$11,366	$9,757	$11,517
10/31/2025	$12,191	$10,358	$12,387

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.26%	5.49%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Core Industrial Index	7.55%	5.95%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 43,120,943
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 222,121
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,120,943
# of Portfolio Holdings	491
Total Advisory Fees Paid During Reporting Period	$222,121
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	1,125,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Commercial Services	14.7%
Chemicals	13.0%
Aerospace/Defense	9.1%
Building Materials	8.9%
Packaging & Containers	8.0%
Mining	5.1%
Home Builders	4.5%
Iron/Steel	4.3%
Retail	3.1%
Airlines	2.9%
Others	24.1%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
10+ Years	0.6%
7-10 Years	11.7%
5-7 Years	25.6%
3-5 Years	37.1%
2-3 Years	14.8%
0-2 Years	7.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	2.36%
Quikrete Holdings, Inc. 6.38% 03/01/2032	1.20%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.88%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.84%
TransDigm, Inc. 6.38% 03/01/2029	0.83%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.80%
TransDigm, Inc. 6.38% 05/31/2033	0.77%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.75%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.71%
Staples, Inc. 10.75% 09/01/2029	0.71%
Footnote	Description
Footnote*	Subject to change

C000231821
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Trading Symbol	XHYT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 8.64%, as compared to its benchmark, the ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index, which returned 9.29%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period, with some contribution from price gains, driven by declining yields. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the Telecom, Media & Technology Sector, positive performance contribution was diversified across numerous bond issuers. Several large bond issuers in the sector successfully improved their debt service capabilities through asset sales, refinancing transactions, or restructuring.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,104	$8,795	$9,118
10/31/2023	$9,185	$8,826	$9,241
10/31/2024	$10,656	$9,757	$10,758
10/31/2025	$11,578	$10,358	$11,757

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.64%	4.03%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	9.29%	4.46%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 63,001,424
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 322,457
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,001,424
# of Portfolio Holdings	319
Total Advisory Fees Paid During Reporting Period	$322,457
Portfolio Turnover Rate	41%
Expense Ratio	0.35%
Shares Outstanding	1,800,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Media	34.2%
Telecommunications	26.7%
Software	10.9%
Internet	6.5%
Entertainment	3.4%
Advertising	3.4%
Computers	3.2%
Commercial Services	1.8%
Semiconductors	1.6%
Others	6.3%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	7.2%
7-10 Years	9.4%
5-7 Years	22.2%
3-5 Years	40.2%
2-3 Years	12.1%
0-2 Years	6.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	2.45%
EchoStar Corp. 10.75% 11/30/2029	2.08%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.38%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.36%
DISH Network Corp. 11.75% 11/15/2027	1.26%
WULF Compute LLC 7.75% 10/15/2030	1.14%
Warnermedia Holdings, Inc. 5.05% 03/15/2042	1.13%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 05/01/2027	1.11%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 03/01/2030	1.00%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 02/01/2031	0.93%
Footnote	Description
Footnote*	Subject to change

C000231819
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Healthcare Sector ETF
Trading Symbol	XHYH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 9.52%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Healthcare Index, which returned 9.77%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the Healthcare sector, positive performance contribution was diversified across numerous bond issuers. Several large bond issuers in the sector successfully improved their debt service capabilities through asset sales, refinancing transactions, or restructuring.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Healthcare Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Healthcare Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$8,481	$8,795	$8,534
10/31/2023	$8,935	$8,826	$9,029
10/31/2024	$10,767	$9,757	$10,918
10/31/2025	$11,792	$10,358	$11,985

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	9.52%	4.55%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Healthcare Index	9.77%	5.01%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 26,964,220
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 128,125
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,964,220
# of Portfolio Holdings	126
Total Advisory Fees Paid During Reporting Period	$128,125
Portfolio Turnover Rate	27%
Expense Ratio	0.35%
Shares Outstanding	750,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Healthcare-Services	49.3%
Pharmaceuticals	22.9%
Healthcare-Products	14.3%
Commercial Services	5.6%
Cosmetics/Personal Care	3.3%
Software	2.3%
Biotechnology	0.3%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	3.9%
7-10 Years	5.3%
5-7 Years	28.4%
3-5 Years	39.2%
2-3 Years	18.1%
0-2 Years	3.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1261229 BC Ltd. 10.00% 04/15/2032	3.92%
Medline Borrower LP 3.88% 04/01/2029	3.75%
DaVita, Inc. 4.63% 06/01/2030	2.25%
Medline Borrower LP 5.25% 10/01/2029	2.13%
Tenet Healthcare Corp. 6.13% 10/01/2028	2.12%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	2.08%
CVS Health Corp. 7.00% 03/10/2055	2.01%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.97%
IQVIA, Inc. 6.25% 06/01/2032	1.78%
Tenet Healthcare Corp. 6.13% 06/15/2030	1.74%
Footnote	Description
Footnote*	Subject to change

C000231818
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Trading Symbol	XHYF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 8.46%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Financial & REIT Index, which returned 8.79%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining Treasury yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the financial & REIT sector, positive performance contribution was diversified across numerous bond issuers, with resilient economic conditions supporting subsectors including financial services, REITs, and insurance.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Financial & REIT Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,135	$8,795	$9,167
10/31/2023	$9,675	$8,826	$9,765
10/31/2024	$11,310	$9,757	$11,453
10/31/2025	$12,266	$10,358	$12,460

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.46%	5.67%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Financial & REIT Index	8.79%	6.11%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 33,297,269
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 164,487
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,297,269
# of Portfolio Holdings	270
Total Advisory Fees Paid During Reporting Period	$164,487
Portfolio Turnover Rate	37%
Expense Ratio	0.35%
Shares Outstanding	875,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Diversified Financial Services	38.7%
Real Estate Investment Trust (REITS)	22.2%
Insurance	18.7%
Commercial Services	6.1%
Investment Companies	2.7%
Banks	2.1%
Trucking & Leasing	1.8%
Software	1.7%
Computers	1.3%
Others	2.6%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.1%
Defaulted	0.6%
10+ Years	2.0%
7-10 Years	9.0%
5-7 Years	29.8%
3-5 Years	38.5%
2-3 Years	8.5%
0-2 Years	9.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 3.21% 11/03/2025	2.28%
HUB International Ltd. 7.25% 06/15/2030	1.76%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.58%
Boost Newco Borrower LLC 7.50% 01/15/2031	1.18%
Rocket Cos, Inc. 6.38% 08/01/2033	1.10%
Jane Street Group/JSG Finance, Inc. 6.75% 05/01/2033	1.08%
Block, Inc. 6.50% 05/15/2032	1.08%
Rocket Cos, Inc. 6.13% 08/01/2030	1.02%
SS&C Technologies, Inc. 5.50% 09/30/2027	1.02%
HUB International Ltd. 7.38% 01/31/2032	1.01%
Footnote	Description
Footnote*	Subject to change

C000231817
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Energy Sector ETF
Trading Symbol	XHYE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.84%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Energy Index, which returned 7.06%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

While energy prices (oil & natural gas) were mostly lower during the period, robust economic growth reinforced energy demand and profitability of companies in the sector.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Energy Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Energy Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,716	$8,795	$9,765
10/31/2023	$10,369	$8,826	$10,496
10/31/2024	$11,647	$9,757	$11,836
10/31/2025	$12,443	$10,358	$12,672

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.84%	6.07%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Energy Index	7.06%	6.60%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 11,737,444
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 45,595
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,737,444
# of Portfolio Holdings	220
Total Advisory Fees Paid During Reporting Period	$45,595
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	302,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Oil & Gas	46.9%
Pipelines	41.4%
Oil & Gas Services	7.8%
Retail	0.6%
Gas	0.6%
Chemicals	0.5%
Cash and Equivalents	2.2%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.2%
10+ Years	6.1%
7-10 Years	16.6%
5-7 Years	20.6%
3-5 Years	40.1%
2-3 Years	10.9%
0-2 Years	3.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	3.08%
Venture Global LNG, Inc. 9.50% 02/01/2029	2.02%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.45%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.44%
Venture Global Plaquemines LNG LLC 6.75% 01/15/2036	1.35%
Venture Global Plaquemines LNG LLC 6.50% 01/15/2034	1.34%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.32%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.95%
Noble Finance II LLC 8.00% 04/15/2030	0.88%
Civitas Resources, Inc. 8.75% 07/01/2031	0.88%
Footnote	Description
Footnote*	Subject to change

C000231815
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Trading Symbol	XHYC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.71%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Cyclical Index, which returned 6.88%.

The Fund’s performance was driven by income from coupon payments (“income return”) during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the consumer cyclicals sector, positive performance contribution was diversified across numerous bond issuers, with growth in consumer spending helping support companies in the leisure, retail, and hospitality sub-sectors.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,004	$8,795	$9,015
10/31/2023	$9,722	$8,826	$9,810
10/31/2024	$11,189	$9,757	$11,328
10/31/2025	$11,940	$10,358	$12,108

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.71%	4.90%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	6.88%	5.29%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 30,921,990
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 182,222
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,921,990
# of Portfolio Holdings	278
Total Advisory Fees Paid During Reporting Period	$182,222
Portfolio Turnover Rate	38%
Expense Ratio	0.35%
Shares Outstanding	825,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Entertainment	20.3%
Retail	18.3%
Leisure Time	12.5%
Auto Parts & Equipment	11.9%
Lodging	11.9%
Auto Manufacturers	8.6%
Real Estate	4.6%
Internet	3.9%
Apparel	3.0%
Commercial Services	2.1%
Others	2.0%
Cash and Equivalents	0.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.9%
Defaulted	0.8%
10+ Years	1.9%
7-10 Years	9.4%
5-7 Years	26.5%
3-5 Years	40.5%
2-3 Years	11.1%
0-2 Years	8.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Carnival Corp. 5.75% 08/01/2032	1.61%
Nissan Motor Co. Ltd. 4.35% 09/17/2027	1.27%
Nissan Motor Co. Ltd. 4.81% 09/17/2030	1.23%
Rakuten Group, Inc. 9.75% 04/15/2029	1.18%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.08%
ANZ National Bank, London 3.21% 11/03/2025	1.07%
Carnival Corp. 6.13% 02/15/2033	1.07%
Carnival Corp. 6.00% 05/01/2029	1.04%
PetSmart LLC/PetSmart Finance Corp. 7.50% 09/15/2032	1.02%
Voyager Parent LLC 9.25% 07/01/2032	1.02%
Footnote	Description
Footnote*	Subject to change

C000231816
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Trading Symbol	XHYD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.16%, generally in line with its benchmark, the ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index, which returned 7.36%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

In the consumer non-cyclicals sector, positive performance contribution was diversified across numerous bond issuers, with resilient consumer demand supporting companies in sub-sectors including restaurants, food & drug retailers, and consumer products.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	Bloomberg US Aggregate Bond Index	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index
02/15/2022	$10,000	$10,000	$10,000
10/31/2022	$9,268	$8,795	$9,282
10/31/2023	$9,768	$8,826	$9,835
10/31/2024	$11,189	$9,757	$11,310
10/31/2025	$11,989	$10,358	$12,142

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.16%	5.02%
Bloomberg US Aggregate Bond Index	6.16%	0.95%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	7.36%	5.37%

Performance Inception Date	Feb. 15, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 20,178,874
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 93,293
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,178,874
# of Portfolio Holdings	179
Total Advisory Fees Paid During Reporting Period	$93,293
Portfolio Turnover Rate	28%
Expense Ratio	0.35%
Shares Outstanding	525,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200

Holdings [Text Block]

Sub-Sector Breakdown (% of Net Assets)

Electric	36.2%
Food	25.6%
Retail	15.3%
Housewares	4.8%
Home Furnishings	4.1%
Pharmaceuticals	1.7%
Household Products/Wares	1.6%
Agriculture	1.4%
Electrical Components & Equipment	1.3%
Gas	1.2%
Others	5.4%
Cash and Equivalents	1.4%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.4%
Defaulted	1.3%
10+ Years	10.1%
7-10 Years	10.2%
5-7 Years	23.6%
3-5 Years	33.1%
2-3 Years	13.3%
0-2 Years	7.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.03%
NRG Energy, Inc. 6.00% 01/15/2036	1.82%
Electricite de France SA 9.13%	1.29%
Lightning Power LLC 7.25% 08/15/2032	1.18%
PG&E Corp. 7.38% 03/15/2055	1.15%
Vistra Operations Co. LLC 7.75% 10/15/2031	1.13%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.13%
Talen Energy Supply LLC 6.50% 02/01/2036	1.03%
Vistra Operations Co. LLC 5.00% 07/31/2027	1.03%
Talen Energy Supply LLC 6.25% 02/01/2034	1.02%
Footnote	Description
Footnote*	Subject to change

C000243215
Shareholder Report [Line Items]
Fund Name	BondBloxx USD High Yield Bond Sector Rotation ETF
Trading Symbol	HYSA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.63%, generally in line with its benchmark, the ICE BofA US Cash Pay High Yield Constrained Index, which returned 8.05%.

The Fund’s positive performance was driven primarily by the performance of its underlying funds, most of which generated positive total returns for the period due to income from coupon payments and, in many cases, price appreciation. Underlying fund performance generally benefited from declining Treasury yields and a reduction in yield premiums across several industry sectors. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets supported performance across much of the U.S. high-yield asset class.

Excluding management fees, the Fund outperformed its benchmark by approximately 0.19% over the period. Contributors to positive performance included active underlying fund allocations, as well as an increase in the premium to NAV of the market prices of the underlying ETFs compared with levels one year earlier.

Line Graph [Table Text Block]
	BondBloxx USD High Yield Bond Sector Rotation ETF	Bloomberg US Aggregate Bond Index	ICE BofA US Cash Pay High Yield Constrained Index
09/16/2023	$10,000	$10,000	$10,000
10/31/2023	$9,810	$9,683	$9,776
10/31/2024	$11,257	$10,705	$11,375
10/31/2025	$12,116	$11,364	$12,290

Average Annual Return [Table Text Block]
Name	1 YearFootnote Reference(1)	Since InceptionFootnote Reference(1)
Net Asset Value	7.63%	9.49%
Bloomberg US Aggregate Bond Index	6.16%	6.22%
ICE BofA US Cash Pay High Yield Constrained Index	8.05%	10.23%

Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 31,109,387
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,109,387
# of Portfolio Holdings	10
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	28%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%
Shares Outstanding	2,040,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770

Holdings [Text Block]
Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

BondBloxx USD High Yield Bond Industrial Sector ETF	23.68%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	20.74%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	13.19%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	12.82%
BondBloxx USD High Yield Bond Energy Sector ETF	11.40%
BondBloxx USD High Yield Bond Healthcare Sector ETF	9.36%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	3.96%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	3.02%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	1.75%
JP Morgan Chase, New York 3.21% 11/03/2025	0.09%
Footnote	Description
Footnote*	Subject to change

C000234989
Shareholder Report [Line Items]
Fund Name	BondBloxx BB Rated USD High Yield Corporate Bond ETF
Trading Symbol	XBB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.94%, generally in line with its benchmark, the ICE BofA BB US Cash Pay High Yield Constrained Index, which returned 8.10%.

The Fund’s positive performance was driven by a combination of income from coupon payments (“income return”) and price gains, driven by declining yields and a reduction in yield premiums during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

The strongest performing industry sectors in the Fund included media, telecommunications, financial services, and energy.

Line Graph [Table Text Block]
	BondBloxx BB Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA BB US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,793	$9,250	$9,786
10/31/2023	$10,217	$9,283	$10,254
10/31/2024	$11,674	$10,262	$11,736
10/31/2025	$12,601	$10,894	$12,687

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.94%	6.95%
Bloomberg US Aggregate Bond Index	6.16%	2.52%
ICE BofA BB US Cash Pay High Yield Constrained Index	8.10%	7.17%

Performance Inception Date	May 24, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 426,975,996
Holdings Count | Holding	1,037
Advisory Fees Paid, Amount	$ 430,254
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$426,975,996
# of Portfolio Holdings	1,037
Total Advisory Fees Paid During Reporting Period	$430,254
Portfolio Turnover Rate	39%
Expense Ratio	0.20%
Shares Outstanding	10,350,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Cyclical	19.2%
Consumer Non-Cyclical	14.2%
Energy	13.6%
Financial	12.8%
Industrial	12.5%
Communications	11.7%
Basic Materials	6.4%
Utilities	5.1%
Technology	2.8%
Diversified	0.2%
Cash and Equivalents	1.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
Defaulted	0.3%
10+ Years	6.9%
7-10 Years	12.7%
5-7 Years	25.0%
3-5 Years	34.4%
2-3 Years	12.2%
0-2 Years	7.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.21% 11/03/2025	0.88%
Medline Borrower LP 3.88% 04/01/2029	0.55%
Quikrete Holdings, Inc. 6.38% 03/01/2032	0.51%
WULF Compute LLC 7.75% 10/15/2030	0.41%
Warnermedia Holdings, Inc. 5.05% 03/15/2042	0.41%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.40%
Carnival Corp. 5.75% 08/01/2032	0.38%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.36%
TransDigm, Inc. 6.38% 03/01/2029	0.36%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.35%
Footnote	Description
Footnote*	Subject to change

C000234988
Shareholder Report [Line Items]
Fund Name	BondBloxx B Rated USD High Yield Corporate Bond ETF
Trading Symbol	XB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 7.19%, generally in line with its benchmark, the ICE BofA Single-B US Cash Pay High Yield Constrained Index, which returned 7.39%.

The Fund’s positive performance was driven by income from coupon payments (“income return”) during the period. Declining interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets led to positive performance across much of the US High Yield asset class.

The strongest performing industry sectors in the Fund included consumer goods, healthcare, and financial services.

Line Graph [Table Text Block]
	BondBloxx B Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE BofA Single-B US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,855	$9,250	$9,862
10/31/2023	$10,382	$9,283	$10,488
10/31/2024	$11,937	$10,262	$12,103
10/31/2025	$12,796	$10,894	$12,998

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	7.19%	7.43%
Bloomberg US Aggregate Bond Index	6.16%	2.52%
ICE BofA Single-B US Cash Pay High Yield Constrained Index	7.39%	7.92%

Performance Inception Date	May 24, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 35,613,665
Holdings Count | Holding	622
Advisory Fees Paid, Amount	$ 82,507
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,613,665
# of Portfolio Holdings	622
Total Advisory Fees Paid During Reporting Period	$82,507
Portfolio Turnover Rate	45%
Expense Ratio	0.30%
Shares Outstanding	900,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Cyclical	20.2%
Consumer Non-Cyclical	18.7%
Communications	15.1%
Financial	11.5%
Industrial	9.2%
Energy	8.8%
Technology	6.2%
Basic Materials	5.2%
Utilities	2.3%
Consumer Cycilcal	0.3%
Others	0.2%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
Defaulted	0.3%
10+ Years	0.5%
7-10 Years	8.6%
5-7 Years	27.6%
3-5 Years	42.4%
2-3 Years	12.2%
0-2 Years	6.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

JP Morgan Chase, New York 3.21% 11/03/2025	3.28%
EchoStar Corp. 10.75% 11/30/2029	1.27%
1261229 BC Ltd. 10.00% 04/15/2032	0.97%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.82%
DISH Network Corp. 11.75% 11/15/2027	0.78%
HUB International Ltd. 7.25% 06/15/2030	0.70%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.64%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.58%
TransDigm, Inc. 6.38% 05/31/2033	0.57%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	0.57%
Footnote	Description
Footnote*	Subject to change

C000234990
Shareholder Report [Line Items]
Fund Name	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Trading Symbol	XCCC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025,the Fund generated a total return of 8.69%, as compared to its benchmark, the ICE CCC US Cash Pay High Yield Constrained Index, which returned 9.63%.

The Fund’s positive performance was driven primarily by income from coupon payments (“income return”) during the period. Falling interest rates, resilient economic growth, strong corporate earnings, and healthy capital markets supported positive results across much of the U.S. high-yield asset class. Within the CCC-rated segment, wider yield premiums relative to similar-duration U.S. Treasuries contributed to price declines across several industry sectors.

The strongest performing sectors within the Fund included retail, telecommunications, healthcare, and real estate.

Line Graph [Table Text Block]
	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	Bloomberg US Aggregate Bond Index	ICE CCC US Cash Pay High Yield Constrained Index
05/24/2022	$10,000	$10,000	$10,000
10/31/2022	$9,741	$9,250	$9,762
10/31/2023	$10,488	$9,283	$10,598
10/31/2024	$12,915	$10,262	$13,138
10/31/2025	$14,038	$10,894	$14,403

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.69%	10.37%
Bloomberg US Aggregate Bond Index	6.16%	2.52%
ICE CCC US Cash Pay High Yield Constrained Index	9.63%	11.20%

Performance Inception Date	May 24, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 253,519,457
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 613,630
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$253,519,457
# of Portfolio Holdings	219
Total Advisory Fees Paid During Reporting Period	$613,630
Portfolio Turnover Rate	60%
Expense Ratio	0.40%
Shares Outstanding	6,550,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Communications	24.3%
Financial	17.4%
Consumer Non-Cyclical	14.8%
Industrial	12.7%
Consumer Cyclical	11.6%
Technology	7.6%
Energy	4.7%
Basic Materials	3.9%
Cash and Equivalents	3.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.0%
10+ Years	1.1%
7-10 Years	3.5%
5-7 Years	16.0%
3-5 Years	52.7%
2-3 Years	14.2%
0-2 Years	9.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

DNB Bank ASA, Oslo 3.21% 11/03/2025	2.71%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.96%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.95%
McAfee Corp. 7.38% 02/15/2030	1.61%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	1.39%
Brand Industrial Services, Inc. 10.38% 08/01/2030	1.20%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2027	1.15%
Altice Financing SA 5.75% 08/15/2029	1.07%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 6.75% 10/15/2027	1.06%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 01/15/2030	1.01%
Footnote	Description
Footnote*	Subject to change

C000243310
Shareholder Report [Line Items]
Fund Name	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Trading Symbol	BBBS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.41%, generally in line with its benchmark, the Bloomberg US Corporate BBB 1-5 Year Index, which returned 6.59%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, supported by declining U.S. Treasury yields during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation. Yield premiums over similar-duration Treasuries ended the period approximately where they began, as investor demand for high-grade securities remained robust.

Dispersion among sector performance was relatively low, though the strongest-performing industry sectors in the Fund included banking, automotive, and leisure.

Line Graph [Table Text Block]
	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 1-5 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,447	$10,328	$10,471
10/31/2025	$11,117	$10,964	$11,161

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.41%	6.17%
Bloomberg US Aggregate Bond Index	6.16%	5.34%
Bloomberg US Corporate BBB 1-5 Year Index	6.59%	6.40%

Performance Inception Date	Jan. 23, 2024
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 185,892,125
Holdings Count | Holding	1,253
Advisory Fees Paid, Amount	$ 222,477
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,892,125
# of Portfolio Holdings	1,253
Total Advisory Fees Paid During Reporting Period	$222,477
Portfolio Turnover Rate	34%
Expense Ratio	0.19%
Shares Outstanding	3,600,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financial	25.6%
Consumer Non-Cyclical	17.8%
Consumer Cyclical	10.4%
Utilities	8.8%
Energy	8.7%
Industrial	8.5%
Technology	8.5%
Communications	8.0%
Basic Materials	2.1%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	1.7%
7-10 Years	0.7%
5-7 Years	1.6%
3-5 Years	50.6%
2-3 Years	24.7%
0-2 Years	19.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Sumitomo Mitsui Trust Bank, London 3.21% 11/03/2025	0.76%
T-Mobile USA, Inc. 3.88% 04/15/2030	0.61%
CVS Health Corp. 4.30% 03/25/2028	0.44%
Boeing Co. 5.15% 05/01/2030	0.42%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.37%
T-Mobile USA, Inc. 3.75% 04/15/2027	0.36%
Citigroup, Inc. 4.45% 09/29/2027	0.34%
Amgen, Inc. 5.15% 03/02/2028	0.34%
Cigna Group 4.38% 10/15/2028	0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00% 10/29/2028	0.32%
Footnote	Description
Footnote*	Subject to change

C000243312
Shareholder Report [Line Items]
Fund Name	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Trading Symbol	BBBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 8.18%, generally in line with its benchmark, the Bloomberg US Corporate BBB 5-10 Year Index, which returned 8.38%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, supported by declining U.S. Treasury yields during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation. Yield premiums over similar-duration Treasuries ended the period approximately where they began, as investor demand for high-grade securities remained robust.

Dispersion among sector performance was relatively low, though the strongest-performing industry sectors in the Fund included banking, automotive, and capital goods.

Line Graph [Table Text Block]
	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 5-10 Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,496	$10,328	$10,511
10/31/2025	$11,355	$10,964	$11,391

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	8.18%	7.44%
Bloomberg US Aggregate Bond Index	6.16%	5.34%
Bloomberg US Corporate BBB 5-10 Year Index	8.38%	7.64%

Performance Inception Date	Jan. 23, 2024
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 54,868,875
Holdings Count | Holding	1,026
Advisory Fees Paid, Amount	$ 52,430
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,868,875
# of Portfolio Holdings	1,026
Total Advisory Fees Paid During Reporting Period	$52,430
Portfolio Turnover Rate	45%
Expense Ratio	0.19%
Shares Outstanding	1,050,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financial	25.1%
Consumer Non-Cyclical	15.5%
Energy	11.2%
Technology	10.3%
Communications	10.2%
Utilities	8.9%
Consumer Cyclical	8.0%
Industrial	7.2%
Basic Materials	2.1%
Cash and Equivalents	1.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
10+ Years	6.2%
7-10 Years	54.6%
5-7 Years	37.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Amgen, Inc. 5.25% 03/02/2033	0.46%
Verizon Communications, Inc. 2.36% 03/15/2032	0.42%
Oracle Corp. 5.20% 09/26/2035	0.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30% 01/30/2032	0.40%
Verizon Communications, Inc. 2.55% 03/21/2031	0.36%
Citigroup, Inc. 6.17% 05/25/2034	0.34%
British Telecommunications PLC 9.63% 12/15/2030	0.33%
AT&T, Inc. 2.55% 12/01/2033	0.33%
Orange SA 9.00% 03/01/2031	0.33%
Citigroup, Inc. 6.02% 01/24/2036	0.32%
Footnote	Description
Footnote*	Subject to change

C000243311
Shareholder Report [Line Items]
Fund Name	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Trading Symbol	BBBL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.11%, generally in line with its benchmark, the Bloomberg US Corporate BBB 10+ Year Index, which returned 6.00%.

The Fund’s positive performance was driven primarily by income from coupon payments (“income return”) during the period. Overall yields ended the period approximately where they began, as tighter yield premiums offset slightly higher yields at the long end of the Treasury curve, supported by continued investor demand for high-grade securities.

The strongest-performing industry sectors in the Fund included capital goods, leisure, and automotive, while lagging sectors included media, technology, and telecommunications.

Line Graph [Table Text Block]
	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate BBB 10+ Year Index
01/23/2024	$10,000	$10,000	$10,000
10/31/2024	$10,337	$10,328	$10,358
10/31/2025	$10,968	$10,964	$10,980

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.11%	5.36%
Bloomberg US Aggregate Bond Index	6.16%	5.34%
Bloomberg US Corporate BBB 10+ Year Index	6.00%	5.43%

Performance Inception Date	Jan. 23, 2024
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 4,945,764
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 14,814
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,945,764
# of Portfolio Holdings	781
Total Advisory Fees Paid During Reporting Period	$14,814
Portfolio Turnover Rate	28%
Expense Ratio	0.19%
Shares Outstanding	100,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Consumer Non-Cyclical	21.7%
Communications	19.0%
Energy	13.1%
Financial	9.4%
Technology	9.3%
Industrial	8.9%
Utilities	7.0%
Consumer Cyclical	5.1%
Basic Materials	4.6%
Semiconductors	0.1%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
10+ Years	98.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

CVS Health Corp. 5.05% 03/25/2048	0.72%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.68%
Boeing Co. 5.81% 05/01/2050	0.60%
CVS Health Corp. 4.78% 03/25/2038	0.57%
AT&T, Inc. 3.50% 09/15/2053	0.56%
AT&T, Inc. 3.55% 09/15/2055	0.55%
AT&T, Inc. 3.80% 12/01/2057	0.50%
AT&T, Inc. 3.65% 09/15/2059	0.48%
JP Morgan Chase, New York 3.21% 11/03/2025	0.45%
Amgen, Inc. 5.65% 03/02/2053	0.40%
Footnote	Description
Footnote*	Subject to change

C000236606
Shareholder Report [Line Items]
Fund Name	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Trading Symbol	XEMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 12.72%, generally in line with its benchmark, the JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index, which returned 13.00%.

The Fund’s performance was driven by a combination of income from coupon payments (“income return”) and price gains, supported by declining U.S. Treasury yields and a reduction in yield premiums during the period. These dynamics were influenced by favorable economic and monetary conditions in the United States and abroad, including accommodative interest rate policies and resilient consumer spending.

Relatively stable inflation enabled monetary easing across a number of international markets, while solid U.S. economic growth supported demand for exports from many emerging-market economies, helping to strengthen their capacity to service external debt. In addition, several issuer countries within the investment universe completed restructurings of previously distressed debt and resumed payments on their obligations, contributing further to improved credit performance in the sector.

Line Graph [Table Text Block]
	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index
06/28/2022	$10,000	$10,000	$10,000
10/31/2022	$9,622	$9,310	$9,635
10/31/2023	$10,440	$9,470	$10,499
10/31/2024	$12,132	$10,373	$12,248
10/31/2025	$13,676	$10,963	$13,841

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	12.72%	9.82%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	5.69%	2.79%
J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	13.00%	10.21%

Performance Inception Date	Jun. 28, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 514,156,263
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,054,840
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$514,156,263
# of Portfolio Holdings	441
Total Advisory Fees Paid During Reporting Period	$1,054,840
Portfolio Turnover Rate	28%
Expense Ratio	0.29%
Shares Outstanding	11,550,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879

Holdings [Text Block]

Top 10 CountriesFootnote Reference* (% of Net Assets)

Saudi Arabia	7.1%
Turkey	5.8%
Argentina	4.3%
United Arab Emirates	4.3%
Mexico	4.0%
Poland	3.9%
Bahrain	3.7%
Brazil	3.5%
Romania	3.5%
Oman	3.5%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	1.0%
10+ Years	3.3%
7-10 Years	31.0%
5-7 Years	18.0%
3-5 Years	24.4%
2-3 Years	11.6%
0-2 Years	9.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Argentine Republic Government International Bond 4.13% 07/09/2035	1.56%
Ecuador Government International Bond 6.90% 07/31/2035	1.16%
Argentine Republic Government International Bond 0.75% 07/09/2030	0.92%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.91%
Ghana Government International Bond 5.00% 07/03/2035	0.84%
Eagle Funding Luxco Sarl 5.50% 08/17/2030	0.77%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.74%
Ghana Government International Bond 5.00% 07/03/2029	0.66%
Ecuador Government International Bond 6.90% 07/31/2030	0.65%
Republic of Poland Government International Bond 5.13% 09/18/2034	0.59%
Footnote	Description
Footnote*	Subject to change

C000237706
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Trading Symbol	XHLF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025,the Fund generated a total return of 4.32%, generally in line with its benchmark, the Bloomberg US Treasury Six Month Target Duration Index, which returned 4.38%.

The Fund’s performance primarily reflected income from coupon payments (“income return”). Given the Fund’s focus on the short end of the U.S. Treasury yield curve, it initially benefited from the inverted yield curve at the start of the reporting period, which largely stemmed from the Federal Reserve’s earlier policy actions to address elevated inflation.

As the period progressed, yields declined alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—based on the Fed’s assessment that labor-market conditions and inflation had moved into closer alignment.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Six Month Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$10,018	$9,651	$10,016
10/31/2023	$10,474	$9,590	$10,477
10/31/2024	$11,040	$10,397	$11,048
10/31/2025	$11,517	$10,937	$11,533

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.32%	4.61%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Six Month Target Duration Index	4.38%	4.66%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 1,677,287,960
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 419,215
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,677,287,960
# of Portfolio Holdings	29
Total Advisory Fees Paid During Reporting Period	$419,215
Portfolio Turnover Rate	-%
Expense Ratio	0.03%
Shares Outstanding	33,270,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.5%
0-2 Years	99.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bill ZCP 09/03/2026	9.30%
U.S. Treasury Bill ZCP 08/06/2026	9.18%
U.S. Treasury Bill ZCP 07/09/2026	9.07%
U.S. Treasury Bill ZCP 05/14/2026	9.05%
U.S. Treasury Bill ZCP 06/11/2026	8.92%
U.S. Treasury Bill ZCP 04/16/2026	7.32%
Citibank, New York 3.21% 11/03/2025	6.68%
U.S. Treasury Bill ZCP 03/19/2026	6.40%
U.S. Treasury Bill ZCP 02/19/2026	4.82%
U.S. Treasury Bill ZCP 11/28/2025	4.52%
Footnote	Description
Footnote*	Subject to change

C000237704
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Trading Symbol	XONE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 4.45%, generally in line with its benchmark, the Bloomberg US Treasury One Year Target Duration Index, which returned 4.49%.

The Fund’s performance primarily reflected income from coupon payments (“income return”). Given the Fund’s focus on the short end of the U.S. Treasury yield curve, it initially benefited from the inverted yield curve at the start of the reporting period, which largely stemmed from the Federal Reserve’s earlier policy actions to address elevated inflation.

As the period progressed, yields declined alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—based on the Fed’s assessment that labor-market conditions and inflation had moved into closer alignment.

Line Graph [Table Text Block]
	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury One Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,980	$9,651	$9,983
10/31/2023	$10,380	$9,590	$10,387
10/31/2024	$10,953	$10,397	$10,965
10/31/2025	$11,440	$10,937	$11,457

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.45%	4.39%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury One Year Target Duration Index	4.49%	4.44%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 660,963,374
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 181,418
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$660,963,374
# of Portfolio Holdings	54
Total Advisory Fees Paid During Reporting Period	$181,418
Portfolio Turnover Rate	69%
Expense Ratio	0.03%
Shares Outstanding	13,310,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
0-2 Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 3.75% 08/31/2026	2.95%
U.S. Treasury Note 4.63% 06/30/2026	2.91%
U.S. Treasury Note 4.88% 05/31/2026	2.90%
U.S. Treasury Note 1.50% 01/31/2027	2.83%
U.S. Treasury Note 4.38% 07/31/2026	2.66%
U.S. Treasury Note 3.88% 03/31/2027	2.61%
U.S. Treasury Note 4.25% 12/31/2026	2.56%
U.S. Treasury Note 4.13% 10/31/2026	2.56%
U.S. Treasury Note 4.13% 01/31/2027	2.53%
U.S. Treasury Note 3.50% 09/30/2026	2.50%
Footnote	Description
Footnote*	Subject to change

C000237710
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Trading Symbol	XTWO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 4.93%, generally in line with its benchmark, the Bloomberg US Treasury Two Year Target Duration Index, which returned 4.96%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Two Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,910	$9,651	$9,913
10/31/2023	$10,184	$9,590	$10,192
10/31/2024	$10,773	$10,397	$10,788
10/31/2025	$11,304	$10,937	$11,323

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	4.93%	3.99%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Two Year Target Duration Index	4.96%	4.05%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 150,715,543
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 68,141
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$150,715,543
# of Portfolio Holdings	91
Total Advisory Fees Paid During Reporting Period	$68,141
Portfolio Turnover Rate	55%
Expense Ratio	0.05%
Shares Outstanding	3,040,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
3-5 Years	5.3%
2-3 Years	48.3%
0-2 Years	45.3%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	2.02%
U.S. Treasury Note 3.75% 08/15/2027	1.57%
U.S. Treasury Note 0.75% 01/31/2028	1.57%
U.S. Treasury Note 2.50% 03/31/2027	1.53%
U.S. Treasury Note 4.50% 05/15/2027	1.53%
U.S. Treasury Note 4.00% 01/15/2027	1.51%
U.S. Treasury Note 2.75% 02/15/2028	1.51%
U.S. Treasury Note 4.38% 07/15/2027	1.51%
U.S. Treasury Note 2.88% 08/15/2028	1.46%
U.S. Treasury Note 1.25% 12/31/2026	1.45%
Footnote	Description
Footnote*	Subject to change

C000237708
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Trading Symbol	XTRE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 5.58%, generally in line with its benchmark, the Bloomberg US Treasury Three Year Target Duration Index, which returned 5.62%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Three Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,856	$9,651	$9,855
10/31/2023	$10,070	$9,590	$10,073
10/31/2024	$10,705	$10,397	$10,715
10/31/2025	$11,302	$10,937	$11,317

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.58%	3.99%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Three Year Target Duration Index	5.62%	4.03%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 195,997,616
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 71,094
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$195,997,616
# of Portfolio Holdings	72
Total Advisory Fees Paid During Reporting Period	$71,094
Portfolio Turnover Rate	56%
Expense Ratio	0.05%
Shares Outstanding	3,930,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
3-5 Years	59.3%
2-3 Years	39.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.00% 02/28/2030	3.20%
U.S. Treasury Note 4.50% 05/31/2029	2.27%
U.S. Treasury Note 4.13% 10/31/2029	2.19%
U.S. Treasury Note 4.13% 11/30/2029	2.19%
U.S. Treasury Note 4.25% 01/31/2030	2.16%
U.S. Treasury Note 4.00% 07/31/2029	2.13%
U.S. Treasury Note 4.38% 12/31/2029	2.12%
U.S. Treasury Note 4.63% 04/30/2029	2.10%
U.S. Treasury Note 3.50% 09/30/2029	2.07%
U.S. Treasury Note 4.13% 03/31/2029	2.06%
Footnote	Description
Footnote*	Subject to change

C000237703
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Trading Symbol	XFIV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.48%, generally in line with its benchmark, the Bloomberg US Treasury Five Year Target Duration Index, which returned 6.54%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Five Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,725	$9,651	$9,725
10/31/2023	$9,770	$9,590	$9,773
10/31/2024	$10,540	$10,397	$10,549
10/31/2025	$11,223	$10,937	$11,239

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.48%	3.75%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Five Year Target Duration Index	6.54%	3.80%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 305,389,037
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 84,335
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$305,389,037
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$84,335
Portfolio Turnover Rate	81%
Expense Ratio	0.05%
Shares Outstanding	6,150,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.2%
7-10 Years	3.3%
5-7 Years	64.9%
3-5 Years	30.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.88% 02/15/2032	4.00%
U.S. Treasury Note 1.25% 08/15/2031	3.90%
U.S. Treasury Note 1.13% 02/15/2031	3.80%
U.S. Treasury Note 1.63% 05/15/2031	3.72%
U.S. Treasury Note 1.38% 11/15/2031	3.53%
U.S. Treasury Note 2.88% 05/15/2032	3.40%
U.S. Treasury Note 0.63% 08/15/2030	3.33%
U.S. Treasury Note 4.13% 11/15/2032	3.32%
U.S. Treasury Note 0.88% 11/15/2030	3.05%
U.S. Treasury Note 3.88% 04/30/2030	2.66%
Footnote	Description
Footnote*	Subject to change

C000237705
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Trading Symbol	XSVN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 6.50%, generally in line with its benchmark, the Bloomberg US Treasury Seven Year Target Duration Index, which returned 6.55%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Seven Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,608	$9,651	$9,612
10/31/2023	$9,412	$9,590	$9,421
10/31/2024	$10,273	$10,397	$10,288
10/31/2025	$10,941	$10,937	$10,962

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	6.50%	2.91%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Seven Year Target Duration Index	6.55%	2.98%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 174,028,235
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 71,018
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,028,235
# of Portfolio Holdings	39
Total Advisory Fees Paid During Reporting Period	$71,018
Portfolio Turnover Rate	62%
Expense Ratio	0.05%
Shares Outstanding	3,600,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	1.9%
7-10 Years	75.8%
5-7 Years	20.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.25% 08/15/2035	10.89%
U.S. Treasury Note 4.63% 02/15/2035	10.87%
U.S. Treasury Note 4.25% 11/15/2034	10.63%
U.S. Treasury Note 4.25% 05/15/2035	10.54%
U.S. Treasury Note 3.88% 08/15/2034	10.28%
U.S. Treasury Note 4.38% 05/15/2034	10.04%
U.S. Treasury Note 4.00% 02/15/2034	3.98%
U.S. Treasury Note 3.88% 08/15/2033	1.88%
U.S. Treasury Note 4.50% 11/15/2033	1.80%
U.S. Treasury Note 3.38% 05/15/2033	1.67%
Footnote	Description
Footnote*	Subject to change

C000237707
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Trading Symbol	XTEN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$8	0.075%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.075%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 5.54%, generally in line with its benchmark, the Bloomberg US Treasury Ten Year Target Duration Index, which returned 5.59%.

The Fund’s performance primarily reflected income from coupon payments (“income return”), complemented by price appreciation as Treasury yields declined during the period. These yield declines occurred alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Income for the fiscal year also benefited from relatively attractive starting yields, reflecting the Federal Reserve’s prior policy actions, including a cumulative 5.25% increase in the policy rate in response to post-COVID inflationary pressures.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Ten Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$9,383	$9,651	$9,383
10/31/2023	$8,986	$9,590	$8,989
10/31/2024	$10,056	$10,397	$10,066
10/31/2025	$10,614	$10,937	$10,629

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	5.54%	1.92%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Ten Year Target Duration Index	5.59%	1.97%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 794,329,812
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 398,149
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$794,329,812
# of Portfolio Holdings	66
Total Advisory Fees Paid During Reporting Period	$398,149
Portfolio Turnover Rate	38%
Expense Ratio	0.075%
Shares Outstanding	16,940,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	53.4%
7-10 Years	39.4%
5-7 Years	5.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 3.88% 08/15/2034	4.01%
U.S. Treasury Note 4.63% 02/15/2035	3.91%
U.S. Treasury Note 4.25% 11/15/2034	3.79%
U.S. Treasury Note 4.25% 05/15/2035	3.78%
U.S. Treasury Note 4.25% 08/15/2035	3.77%
U.S. Treasury Note 4.00% 02/15/2034	3.71%
U.S. Treasury Note 4.50% 11/15/2033	3.67%
U.S. Treasury Note 4.38% 05/15/2034	3.46%
U.S. Treasury Note 3.88% 08/15/2033	3.35%
U.S. Treasury Note 3.50% 02/15/2033	3.01%
Footnote	Description
Footnote*	Subject to change

C000237709
Shareholder Report [Line Items]
Fund Name	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Trading Symbol	XTWY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$13	0.125%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.125%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 0.19%, generally in line with its benchmark, the Bloomberg US Treasury Twenty Year Target Duration Index, which returned 0.33%.

While the Fund generated positive income from coupon payments (“income return”), much of this was offset by price depreciation as yields rose at the long end of the U.S. Treasury curve. Although accommodative Federal Reserve policy contributed to yield declines across much of the curve, the long end is uniquely sensitive to additional factors—including investor concerns regarding fiscal policy, increased Treasury issuance, and long-term inflation volatility—which contributed to upward pressure on long-term yields during the period.

Line Graph [Table Text Block]
	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Index	Bloomberg US Treasury Twenty Year Target Duration Index
09/13/2022	$10,000	$10,000	$10,000
10/31/2022	$8,769	$9,651	$8,783
10/31/2023	$7,653	$9,590	$7,676
10/31/2024	$8,996	$10,397	$9,039
10/31/2025	$9,013	$10,937	$9,069

Average Annual Return [Table Text Block]
Name	1 Year	Since InceptionFootnote Reference(1)
Net Asset Value	0.19%	(3.26)%
Bloomberg US Treasury Index	5.19%	2.90%
Bloomberg US Treasury Twenty Year Target Duration Index	0.33%	(3.07)%

Performance Inception Date	Sep. 13, 2022
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 85,358,024
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 76,890
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$85,358,024
# of Portfolio Holdings	57
Total Advisory Fees Paid During Reporting Period	$76,890
Portfolio Turnover Rate	99%
Expense Ratio	0.125%
Shares Outstanding	2,160,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.4%
10+ Years	98.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bond 4.25% 02/15/2054	6.55%
U.S. Treasury Bond 3.63% 05/15/2053	5.65%
U.S. Treasury Bond 3.63% 02/15/2053	5.63%
U.S. Treasury Bond 2.88% 05/15/2052	5.11%
U.S. Treasury Bond 4.25% 08/15/2054	4.51%
U.S. Treasury Bond 3.00% 08/15/2052	3.98%
U.S. Treasury Bond 2.38% 05/15/2051	3.58%
U.S. Treasury Bond 2.00% 08/15/2051	3.24%
U.S. Treasury Bond 2.38% 11/15/2049	3.18%
U.S. Treasury Bond 1.88% 02/15/2051	3.13%
Footnote	Description
Footnote*	Subject to change

C000248003
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware Short Duration ETF
Trading Symbol	TAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the fiscal year ended October 31, 2025, the Fund generated a total return of 4.50%, outperforming its benchmark, the Bloomberg Municipal 1-3 Year Index, which returned 3.34%.

The outperformance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal Bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities which enhanced performance during the period. Similarly, the Fund made security-selection decisions that supported positive performance.

Line Graph [Table Text Block]
	BondBloxx IR+M Tax-Aware Short Duration ETF	Bloomberg US Aggregate Bond Index	Bloomberg Municipal 1-3 Year Index
03/12/2024	$10,000	$10,000	$10,000
10/31/2024	$10,275	$10,277	$10,199
10/31/2025	$10,737	$10,910	$10,540

Performance Inception Date	Mar. 12, 2024
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 232,901,891
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 574,972
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$232,901,891
# of Portfolio Holdings	308
Total Advisory Fees Paid During Reporting Period	$574,972
Portfolio Turnover Rate	24%
Expense Ratio	0.35%
Shares Outstanding	4,580,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721

Holdings [Text Block]

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	75.4%
Corporate Bonds	10.0%
Asset-Backed Securities	7.0%
Collateralized Mortgage Obligations	6.0%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	2.5%
10+ Years	32.4%
7-10 Years	11.3%
5-7 Years	19.8%
3-5 Years	12.8%
2-3 Years	8.4%
0-2 Years	11.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds 5.00% 07/15/2034	1.55%
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds 3.10% 02/01/2059	1.55%
Indiana Finance Authority, Revenue Bonds 5.00% 10/01/2064	1.37%
Rhode Island Commerce Corp., Series B, Revenue Bonds 5.00% 06/15/2031	1.32%
Harris County Municipal Utility District No. 165, General Obligation 4.00% 03/01/2032	1.31%
King County School District No. 411 Issaquah, General Obligation 4.00% 12/01/2031	1.22%
Chicago O'Hare International Airport, Series C, Revenue Bonds 5.00% 01/01/2031	1.03%
Denton Independent School District, Series B, General Obligation 4.00% 08/15/2055	1.02%
Main Street Natural Gas, Inc., Series A, Revenue Bonds 4.00% 09/01/2052	1.02%
Sumitomo, Tokyo 3.21% 11/03/2025	0.93%
Footnote	Description
Footnote*	Subject to change

C000257785
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Trading Symbol	TXXI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	$23Footnote Reference*	0.35%Footnote Reference**
Footnote	Description
Footnote*	Cost would have been higher for a full reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.35%	[2]
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (March 11, 2025) to October 31, 2025, the Fund generated a total return of 3.51%, outperforming its benchmark, the Bloomberg Municipal Bond Index, which returned 2.93%.

The outperformance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal Bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities which enhanced performance during the period. Similarly, the Fund made security-selection decisions that supported positive performance.

Line Graph [Table Text Block]
	BondBloxx IR+M Tax-Aware Intermediate Duration ETF	Bloomberg Municipal Bond Index
03/11/2025	$10,000	$10,000
10/31/2025	$10,351	$10,293

Performance Inception Date	Mar. 11, 2025
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 15,730,121
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 24,366
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,730,121
# of Portfolio Holdings	118
Total Advisory Fees Paid During Reporting Period	$24,366
Portfolio Turnover Rate	14%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	310,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C663
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	86.5%
Corporate Bonds	5.6%
Short-Term Investments	0.6%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.1%
Cash and Equivalents	1.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.9%
Defaulted	1.5%
10+ Years	69.3%
7-10 Years	12.7%
5-7 Years	9.0%
3-5 Years	2.5%
2-3 Years	0.3%
0-2 Years	2.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Sumitomo, Tokyo 3.21% 11/03/2025	4.93%
Illinois Finance Authority, Series A, Revenue Bonds 5.00% 08/15/2052	2.42%
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds 5.00% 02/01/2040	2.28%
Glendale Industrial Development Authority, Revenue Bonds 5.00% 05/15/2040	2.24%
North Carolina Housing Finance Agency, Series A, Revenue Bonds 3.15% 01/01/2031	2.10%
State of Hawaii, Series FW, General Obligation 4.00% 01/01/2034	2.08%
City of Scranton, General Obligation 5.00% 11/15/2031	2.06%
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds 5.00% 08/01/2031	2.05%
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds 5.00% 05/01/2050	2.02%
City of Chicago Waterworks Revenue, Revenue Bonds 5.00% 11/01/2037	1.99%
Footnote	Description
Footnote*	Subject to change

C000250808
Shareholder Report [Line Items]
Fund Name	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Trading Symbol	TAXM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	$23Footnote Reference*	0.35%Footnote Reference**
Footnote	Description
Footnote*	Cost would have been higher for a full reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	0.35%	[4]
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (March 11, 2025) to October 31, 2025, the Fund generated a total return of 2.79%, generally in line with its benchmark, the Bloomberg Municipal Bond index, which returned 2.93%.

The performance of the Fund relative to its benchmark was due to a combination of sector allocation and security selection. Within regulatory limits and internal guidelines, the Fund made tactical allocation decisions between Municipal Bonds, Corporate Bonds, and Securitized products, capturing relative value opportunities during the period. Similarly, the Fund made security-selection decisions that contributed to performance.

Line Graph [Table Text Block]
	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	Bloomberg Municipal Bond Index
03/11/2025	$10,000	$10,000
10/31/2025	$10,279	$10,293

Performance Inception Date	Mar. 11, 2025
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 14,117,541
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 17,891
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,117,541
# of Portfolio Holdings	99
Total Advisory Fees Paid During Reporting Period	$17,891
Portfolio Turnover Rate	17%
Expense Ratio	0.35%Footnote Reference*
Shares Outstanding	280,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C697
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	92.6%
Corporate Bonds	3.1%
Short-Term Investments	0.7%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.8%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	1.3%
10+ Years	64.7%
7-10 Years	12.1%
5-7 Years	5.2%
3-5 Years	6.2%
2-3 Years	6.0%
0-2 Years	2.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Largest Holdings [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Massachusetts Development Finance Agency, Revenue Bonds 5.00% 12/01/2032	2.96%
Missouri Housing Development Commission, Revenue Bonds 2.65% 05/01/2028	2.62%
State of Hawaii, Series FW, General Obligation 4.00% 01/01/2034	2.50%
Town of Pembroke, General Obligation 4.00% 08/01/2042	2.47%
Greater Fall River Vocational School District, General Obligation 5.00% 06/01/2055	2.40%
Massachusetts Development Finance Agency, Series D, Revenue Bonds 5.00% 07/01/2047	2.37%
Massachusetts Development Finance Agency, Revenue Bonds 5.00% 10/01/2040	2.21%
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds 5.00% 07/01/2052	2.21%
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation 5.00% 11/01/2045	2.18%
Metropolitan Transportation Authority, Revenue Bonds 5.00% 11/15/2036	2.02%
Footnote	Description
Footnote*	Subject to change

C000255313
Shareholder Report [Line Items]
Fund Name	BondBloxx Private Credit CLO ETF
Trading Symbol	PCMM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period from December 2, 2024 (commencement of operations) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. You can also request this information by contacting us at 800-896-5089.
Additional Information Phone Number	800-896-5089
Expenses [Text Block]

What Were The Fund Costs For The Last Year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Private Credit CLO ETF	$64Footnote Reference*	0.68%Footnote Reference**
Footnote	Description
Footnote*	Cost would have been higher for a full reporting period.
Footnote**	Annualized.

Expenses Paid, Amount	$ 64	[5]
Expense Ratio, Percent	0.68%	[6]
Factors Affecting Performance [Text Block]

How Did The Fund Perform Last Year?

For the period from inception (December 2, 2024) to October 31, 2025, the Fund generated a total return of 6.18%, outperforming its benchmark, the Bloomberg U.S. Aggregate Index, which returned 4.98%.

Outperformance was driven by the Fund’s income advantage, reflecting the higher yield profile of its CLO debt holdings relative to the benchmark. This positive impact was partially offset by wider CLO yield spreads, with ratings decompression evident in lower quality segments of the market, despite resilient credit fundamentals. The Fund’s structurally short duration position detracted from relative performance as Treasury yields declined over the period alongside the Federal Reserve’s reduction of its key policy rate—from 5.00% to 4.00%—which the Fed attributed to improved alignment between labor-market conditions and inflation.

Line Graph [Table Text Block]
	BondBloxx Private Credit CLO ETF	Bloomberg US Aggregate Bond Index
12/02/2024	$10,000	$10,000
10/31/2025	$10,618	$10,498

Average Annual Return [Table Text Block]
Name	Since InceptionFootnote Reference(1)
Net Asset Value	6.18%
Bloomberg US Aggregate Bond Index	4.98%

Performance Inception Date	Dec. 02, 2024
Previous Investment Adviser [Text Block]	The Growth of $10,000 chart reflects a hypothetical $10,000 investment and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
AssetsNet	$ 172,098,318
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 644,035
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,098,318
# of Portfolio Holdings	71
Total Advisory Fees Paid During Reporting Period	$644,035
Portfolio Turnover Rate	19%
Expense Ratio	0.68%Footnote Reference*
Shares Outstanding	3,420,000
Fund Launch Date	12/2/2024
Exchange	NASDAQ Stock Market LLC
CUSIP	09789C671
Footnote	Description
Footnote*	Annualized.

Holdings [Text Block]

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	3.1%
10+ Years	91.4%
7-10 Years	5.0%
5-7 Years	0.3%
3-5 Years	0.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Exposure Basis Explanation [Text Block]

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%) 5.56% 10/25/2036	6.16%
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%) 5.71% 07/25/2037	5.83%
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%) 5.50% 07/20/2037	5.39%
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%) 5.97% 07/15/2037	4.65%
Sumitomo, Tokyo 3.21% 11/03/2025	3.62%
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%) 6.12% 10/24/2034	3.49%
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%) 6.43% 10/20/2037	3.47%
Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%) 8.08% 01/20/2036	3.38%
Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%) 8.71% 10/15/2036	2.93%
Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%) 9.96% 01/20/2036	2.91%
Footnote	Description
Footnote*	Subject to change

[1]	Cost would have been higher for a full reporting period.
[2]	Annualized.
[3]	Cost would have been higher for a full reporting period.
[4]	Annualized.
[5]	Cost would have been higher for a full reporting period.
[6]	Annualized.